Cash and due from banks - Breakdown of Pledged Deposits by Country Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [Line Items]
Total	$ 60,384	$ 50,650
Restricted deposit	18,000	10,000
United States of America
Disclosure of cash and cash equivalents [Line Items]
Total	20,700	11,387
Japan
Disclosure of cash and cash equivalents [Line Items]
Total	14,820	0
Switzerland
Disclosure of cash and cash equivalents [Line Items]
Total	13,747	16,797
Germany
Disclosure of cash and cash equivalents [Line Items]
Total	5,775	5,380
Canada
Disclosure of cash and cash equivalents [Line Items]
Total	5,342	0
Spain
Disclosure of cash and cash equivalents [Line Items]
Total	0	12,814
United Kingdom
Disclosure of cash and cash equivalents [Line Items]
Total	$ 0	$ 4,272